RELATED PARTY TRANSACTIONS (Details) - Schedule of Compensation of Key Management Personnel - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation
Salaries and other short-term benefits	£ 15	£ 14	£ 13
Share-based payments	15	18	22
Total compensation	£ 30	£ 32	£ 35